SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On October 6, 2015, the Company entered into and completed a private placement (the “IBC Private Placement”) with Independence Blue Cross, LLC, a Pennsylvania limited liability company (the “IBC”), for an aggregate of 333,333 shares of its Series B Preferred Stock and a warrant (“IBC Warrant”) to purchase 3,333,330 shares of the Company’s Common Stock, pursuant to the terms of a securities purchase agreement (the “IBC Purchase Agreement”).

Pursuant to the IBC Purchase Agreement, the Company agreed to sell to IBC 333,333 Units in the IBC Private Placement at a per Unit purchase price equal to $3.00. Each Unit sold in the IBC Private Placement consisted of one share of Series B Preferred Stock and an IBC Warrant to purchase ten shares of Common Stock at an initial exercise price of $0.15 per share, subject to adjustment.

The closing of the IBC Private Placement was subject to customary closing conditions. The gross proceeds from the closing of the IBC Private Placement were $999,999 and the Company intends to use the net proceeds of the Private Placement for working capital purposes.

The IBC Warrant provides that the holders thereof shall have the right at any time prior to the earlier of (i) ten business days’ after the Company has properly provided written notice to all such holders of a Call Event and (ii) November 20, 2017, to acquire up to a total of 3,333,330 shares of Common Stock of the Company (each an “IBC Warrant Share”) upon the payment of $0.15 per Warrant Share (the “Exercise Price”). The Company also has the right upon a Call Event to call the outstanding IBC Warrant, in which case such IBC Warrant will expire if not exercised within ten business days thereafter.

In connection with the signing of the IBC Purchase Agreement, the Company and IBC also entered into a registration rights agreement (the “IBC Registration Rights Agreement”). Under the terms of the IBC Registration Rights Agreement, the Company agreed to prepare and file with the SEC, within 30 days following the receipt of a demand notice of a holder of Registrable Securities, a registration statement, a Registration Statement covering the resale of the shares and the IBC Warrant Shares (collectively, the “Registrable Securities”). Subject to limited exceptions, the Company also agreed to use its reasonable best efforts to cause the Registration Statement to be declared effective under the Securities Act of 1933, as amended (the “Securities Act”), as soon as practicable but, in any event, no later than 60 days following the date of the filing of the Registration Statement (or 120 days following the date of the filing of the Registration Statement in the event the Registration Statement is subject to review by the SEC), and agreed to use its reasonable best efforts to keep the Registration Statement effective under the Securities Act until the date that all of the Registrable Securities covered by the Registration Statement have been sold or may be sold without volume restrictions pursuant to Rule 144(b)(i) promulgated under the Securities Act. In addition, if the Company proposes to register any of its securities under the Securities Act in connection with the offering of such securities for cash, the Company shall, at such time, promptly give each holder of Registrable Securities notice of such intent, and such holders shall have the option to register their Registrable Securities on such additional registration statement. The Registration Rights Agreement also provides for payment of partial damages to the Investor under certain circumstances relating to failure to file or obtain or maintain effectiveness of the Registration Statement, subject to adjustment.

The Company also agreed, pursuant to the terms of the IBC Purchase Agreement, that for a period of 90 days after the effective date of the Purchase Agreement, the Company shall not, subject to certain exceptions, offer, sell, grant any option to purchase, or otherwise dispose of any equity securities or equity equivalent securities, including without limitation, any debt, preferred stock, rights, options, warrants or other instrument that is at any time convertible into or exchangeable for, or otherwise entitles the holder thereof to receive, capital stock and other securities of the Company.

The IBC Purchase Agreement also provides for a customary participation right for the Investor, subject to certain exceptions and limitations, which grants the Investor the right to participate in any future capital raising financings of the Company occurring from the effective date of the Purchase Agreement until 24 months after the effective date of the Purchase Agreement. IBC may participate in such financings at a level based on the Investor’s ownership percentage of the Company on a fully-diluted basis prior to such financing.

NOTE 12 – SUBSEQUENT EVENTS

Expiration of Warrants

On March 26, 2015, warrants to purchase 7,380,000 shares of the Company’s Common Stock at an exercise price of $0.15 per share expired in accordance with the terms of the warrants.

Loan from Co-Investment Fund II, LP.

On January 30, 2015, the Company and InsPro Technologies issued a Secured Convertible Promissory Note (“Note”) to The Co-Investment Fund II, L.P., a holder of more than 5% of our common stock on an as converted basis (“Co-Investment”), pursuant to a Secured Convertible Promissory Note Purchase Agreement (the “Note Purchase Agreement”). In connection with the Note Purchase Agreement, the Company, InsPro Technologies and Co-Investment entered into a Security Agreement (the “Security Agreement”, and together with the Note and the Note Purchase Agreement, the “Financing Agreements”). Pursuant to the terms and subject to the conditions set forth in the Financing Agreements, Co-Investment provided a loan in the amount of $1,000,000 (“Loan”) to the Company and InsPro Technologies, which is secured by all assets of the Company and InsPro Technologies other than copyright applications, copyright registration, patents, patent applications, trademarks, services markets and other intellectual property (“Collateral”). Pursuant to the Secured Convertible Promissory Note (“Note”), interest in the amount of 8% per annum, calculated on a 365 or 366 day year, as the case may be, and the principal amount of $1,000,000 and accrued interest will be paid on or before June 30, 2016. Co-Investment has the right to convert principal and accrued interest into the equity securities of the Company in the event that the Company issues and sells equity securities to investors on or before the repayment in full of the Note in an equity financing resulting in gross proceeds to the Company of at least $1,000,000. In the event that the Company consummates a consolidation, merger of reorganization in which the stockholders of the Company do not hold at least a majority of the voting power of the surviving entity in substantially the same proportion immediately after such consolidation, merger or reorganization, or the Company consummates a transaction or series of related transaction in which in excess of fifty percent of the voting power is transferred, then upon notice to Co-Investment the Company shall repay the entire outstanding principal balance and all unpaid accrued interest under the Note upon the closing of such transaction. The Company and InsPro Technologies may prepay the Note at any time in whole or in part without payment of penalty or unearned interest.

Pursuant to the Security Agreement, the Company shall not, without the Co-Investment’s prior consent, sell, lease or otherwise dispose of any equipment or fixtures constituting Collateral. In addition, the Company and InsPro Technologies will furnish Co-Investment with such information and documents regarding the Collateral and their financial condition, business, assets and liabilities as is reasonably requested by Co-Investment.

In connection with the Financing Agreements, Co-Investment entered into a Subordination Agreement (“Subordination Agreement”) with SVB, the terms of such agreement were approved by the Company, InsPro Technologies and Atiam Technologies L.P. Pursuant to the Subordination Agreement, Co-Investment agreed, among other things, that all obligations under the Amended and Restated Loan Agreement and any other obligations to SVB would be senior to the outstanding indebtedness under the Financing Agreements.

On March 27, 2015, the Company and InsPro Technologies issued a second Secured Convertible Promissory Note (“The Second Note”) to Co-Investment pursuant to a second Secured Convertible Promissory Note Purchase Agreement (the “Second Note Purchase Agreement”). The terms of the Second Note are essentially identical to the terms of the Note and the terms of the Second Note Purchase Agreement are essentially identical to the terms of the Note Purchase Agreement. Co-Investment provided a second loan in the amount of $1,000,000 to the Company and InsPro Technologies.

Loan From Edmond Walters

On March 17, 2015, the Company received a loan from Edmond Walters, a current director of the Company, in the amount of $500,000 (the “Loan From Mr. Walters”). The Loan From Mr. Walters was a pre-payment by Mr. Walters in connection with any future issuance of equity securities of the Company, and is convertible into equity securities of the Company in connection with any such future issuance of equity securities as agreed to by the Company and Mr. Walters. The Loan From Mr. Walters is refundable to Mr. Walters on demand, without interest, if the Company does not consummate an equity financing within a time period to be determined by the Company and Mr. Walters.